Schedule of Quarterly Financial Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 30, 2011	Jun. 24, 2011	Mar. 25, 2011	Dec. 24, 2010	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Quarterly Financial Data [Line Items]
Revenue	$ 809	$ 812	$ 814	$ 807	$ 795	$ 794	$ 783	$ 768	$ 765	$ 3,228	$ 3,110	$ 2,591
Gross profit		476	470	458	450	444	450	438	437
Net income	$ 105	$ 94	$ 102	$ 105	$ 93	$ 93	$ 103	$ 94	$ 86	$ 394	$ 376	$ 239
Net income per share
Basic	$ 0.45	$ 0.41	$ 0.44	$ 0.45	$ 0.40	$ 0.40	$ 0.44	$ 0.41	$ 0.37	$ 1.70	$ 1.62	$ 1.03
Diluted	$ 0.44	$ 0.40	$ 0.43	$ 0.44	$ 0.39	$ 0.39	$ 0.44	$ 0.40	$ 0.36	$ 1.67	$ 1.59	$ 1.01
Common stock, shares issued	232,783,101	231,094,332								231,094,332